Investment Objectives and Goals	Oct. 05, 2026
Tema Actuator ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA PHYSICAL ACTUATOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Actuator ETF (the “Fund”) seeks to provide long-term growth.
Tema CPU ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA CPU ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema CPU ETF (the “Fund”) seeks to provide long-term growth.
Tema Analog Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA ANALOG SEMICONDUCTOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Analog Semiconductor ETF (the “Fund”) seeks to provide long-term growth.
Tema MLCC ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA MLCC ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema MLCC ETF (the “Fund”) seeks to provide long-term growth.
Tema Physical AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA PHYSICAL AI ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Physical AI ETF (the “Fund”) seeks to provide long-term growth.
Tema Semicap ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SEMICAP ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Semicap ETF (the “Fund”) seeks to provide long-term growth.
Tema Semiconductor Manufacturing ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SEMICONDUCTOR MANUFACTURING ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Semiconductor Manufacturing ETF (the “Fund”) seeks to provide long-term growth.
Tema Semiconductor Substrates ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA SEMICONDUCTOR SUBSTRATES ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Semiconductor Substrates ETF (the “Fund”) seeks to provide long-term growth.